SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Computers [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	3 years
Computers [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	5 years
Office Equipment, Furniture and Fittings [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	3 years
Office Equipment, Furniture and Fittings [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	10 years
Leasehold Improvements [Member]
Property and equipment [Abstract]
Property and equipment, useful lives description	Over the shorter of lease term or the estimated useful lives of the assets
Transportation Assets [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	4 years
Transportation Assets [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	10 years
Warehouse Equipment [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	3 years
Warehouse Equipment [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	10 years
Land Use Right [Member]
Property and equipment [Abstract]
Property and equipment, useful lives description	Over the land use term
Building [Member] | Minimum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	6 years
Building [Member] | Maximum [Member]
Property and equipment [Abstract]
Property and equipment, useful lives	20 years